CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Unrealized gain on available-for-sale securities, tax effect	¥ 0	¥ 38,847	¥ 36,900